CERTAIN TRANSACTIONS (Details 1) (USD $) In Millions, unless otherwise specified	0 Months Ended	9 Months Ended	0 Months Ended
	Jan. 05, 2011	Oct. 26, 2011	Oct. 14, 2011	Jul. 14, 2011	Sep. 28, 2011	Sep. 26, 2011	Jul. 09, 2013	Dec. 31, 2014
Laboratoire Theramex [Member]
Business Acquisition [Line Items]
Business Acquisition Effective Date Of Acquisition1	Jan. 01, 2011
Infarmasa [Member]
Business Acquisition [Line Items]
Business Acquisition Effective Date Of Acquisition1		Jan. 01, 2011
Cephalon [Member]
Business Acquisition [Line Items]
Business Acquisition Effective Date Of Acquisition1			Oct. 01, 2011
Taiyo [Member]
Business Acquisition [Line Items]
Business Acquisition Effective Date Of Acquisition1				Jul. 01, 2011
Curetech [Member]
Business Acquisition [Line Items]
Business Acquisition Effective Date Of Acquisition1					Jan. 09, 2011
Japanese Venture [Member]
Business Acquisition [Line Items]
Business Acquisition Effective Date Of Acquisition1						Sep. 01, 2011
Microdose Therpeutix [Member]
Business Acquisition [Line Items]
Business Acquisition Effective Date Of Acquisition1							Jul. 08, 2013
NuPathe [Member]
Business Acquisition [Line Items]
Business Acquisition Cost O fAcquired Entity Purchase Price								$ 163
potential additional payments of purchase price								106
LabrysBiologics1 [Member]
Business Acquisition [Line Items]
Business Combination Contingent Consideration Liability Fair Value								251
potential additional payments of purchase price								$ 625